                                            Filed Pursuant to Rule 497(e)
                                            Registration File No.: 2-97963
                                                                   2-81151
                                                                   2-64782
                                                                   333-01995
                                                                   33-24245
                                                                   33-53295
                                                                   333-15813

                      SUPPLEMENT TO THE PROSPECTUSES OF

DEAN WITTER CONVERTIBLE SECURITIES TRUST Dated November 26, 1997
DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST Dated November 26, 1997 DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 31, 1997
DEAN WITTER INCOME BUILDER FUND Dated November 26, 1997
DEAN WITTER INTERMEDIATE INCOME SECURITIES Dated October 28, 1997
DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated December 1, 1997
DEAN WITTER MARKET LEADER TRUST Dated October 28, 1997


   The Directors/Trustees of each investment company named above have approved certain changes to the minimum required investments for each Fund and various matters pertaining to certain retirement plans, including the terms of the contingent deferred sales charge applicable to redemptions by such plans.

   The first reference in each of the above Prospectuses to "retirement plans qualified under Section 401(k) of the Internal Revenue Code ("401(k) plans") and other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code . . . for which Dean Witter Trust FSB serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper" is hereby changed to "employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") for which Dean Witter Trust FSB ("DWT") serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement." All subsequent references to such plans in each of the above Prospectuses are hereby changed to "Qualified Retirement Plans for which DWT serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement."

   The disclosure in the section of each of the above Prospectuses entitled "Purchase of Fund Shares" pertaining to eligibility to purchase Class D shares is hereby modified to reflect the following:

      Qualified Retirement Plans for which DWT serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement must satisfy an initial investment minimum of $25 million to be eligible to purchase Class D shares. Such Qualified Retirement Plans will be eligible to purchase Class D shares if they have a cumulative net asset value of shares of Dean Witter Funds sold with a front-end sales charge ("FSC Funds") and Class A and Class D shares of the Fund and other Dean Witter Funds that, together with the current investment amount, is equal to at least $25 million. For other investors, the $5 million minimum initial investment requirement and the provisions regarding eligibility to purchase Class D shares if they have a cumulative net asset value of shares of FSC Funds and Class A and Class D shares of the Fund and other Dean Witter Funds that, together with the current investment amount, is equal to at least $5 million remains unchanged.

   The disclosure in the section of each of the above Prospectuses entitled "Purchase of Fund Shares" pertaining to the Contingent Deferred Sales Charge ("CDSC") is hereby modified to reflect the following:

      In the case of Class B shares of the Fund held by Qualified Retirement Plans for which DWT serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the three-year CDSC presently applicable only to redemptions of shares held by such plans whose accounts were opened on or after July 28, 1997 shall now also apply to redemptions of shares purchased on or after July 28, 1997 by such plans whose accounts were opened before July 28, 1997.

December 31, 1997